Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Interest Income	$ 15,838	$ 14,836	$ 14,228	$ 13,692	$ 13,405	$ 13,370	$ 13,739	$ 13,053	$ 58,594	$ 53,567	$ 50,701
Net Interest Income	14,563	13,680	13,367	12,892	12,558	12,526	12,940	12,235	54,502	50,259	47,392
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 15,872	$ 17,217	$ 12,745
Basic Earnings per Common Share	$ 0.36	$ 0.33	$ 0.32	$ 0.47	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 1.48	$ 1.96	$ 1.43
Diluted Earnings per Common Share	$ 0.30	$ 0.29	$ 0.29	$ 0.40	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 1.28	$ 1.57	$ 1.17